Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments [Abstract]
Derivative Financial Instruments Recorded as Assets or Liabilities
	2025 US$’000		2024 US$’000
	Assets	Liabilities	Assets	Liabilities
Cash flow hedges
- Interest rate swaps	8,007	—	22,935	—
Non-hedging instruments
- Forward freight agreements	590	—	1,690	891
- Forward foreign exchange contracts	267	163	—	1,048
	8,864	163	24,625	1,939
Classified as:
Non-current	2,627	—	12,024	—
Current	6,237	163	12,601	1,939
	8,864	163	24,625	1,939

Forward Foreign Exchange Contracts	The notional principal amounts of the outstanding forward foreign exchange contracts as at 31 December 2025 and 2024 comprise the following:

	2025 US$’000		2024 US$’000
Currency	Notional amounts in local currency	US$ equivalent	Notional amounts in local currency	US$ equivalent
Singapore Dollars	32,608	25,508	27,648	21,039
Danish Kroner	85,000	13,339	60,000	8,818